Notes Payable (Tables)	12 Months Ended
Dec. 31, 2014
Notes Payable [Abstract]
Schedule of Notes Payable	Notes payable consisted of the following:
	December 31, 2014		December 31, 2013
Issuing bank	RMB	US$	RMB

SPD Bank	95,539	15,398	81,990
	95,539	15,398	81,990